ATA INC (Parent Company) (Details)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2010 CNY	Mar. 31, 2013 ATA INC. USD ($)	Mar. 31, 2013 ATA INC. CNY	Mar. 31, 2012 ATA INC. USD ($)	Mar. 31, 2012 ATA INC. CNY	Mar. 31, 2011 ATA INC. CNY	Mar. 31, 2010 ATA INC. CNY
Condensed Balance Sheets
Cash	$ 46,697,642	290,029,715	$ 41,406,533	257,167,696	268,058,194	213,874,252	$ 6,721,298	41,744,636	$ 7,814,263	48,532,826	116,818,694	128,985,651
Prepaid expenses and other current assets	2,193,867	13,625,663		16,057,117			74,849	464,873		840,201
Investments in subsidiaries							53,844,265	334,415,959		317,670,591
Total assets	73,713,287	457,818,481		460,720,127			60,640,412	376,625,468		367,043,618
Accrued expenses and other current liabilities	11,623,504	72,191,260		63,732,421			173,528	1,077,749		629,047
Total liabilities	13,246,403	82,270,762		94,305,556			173,528	1,077,749		629,047
Common shares	557,265	3,461,060		3,442,803			557,265	3,461,060		3,442,803
Treasury shares	(53,030)	(329,357)					(53,030)	(329,357)
Additional paid in capital	68,822,648	427,443,700		440,832,695			68,822,648	427,443,700		440,832,695
Accumulated other comprehensive loss	(4,247,302)	(26,379,146)		(26,004,399)			(4,247,302)	(26,379,146)		(26,004,399)
Accumulated deficit	(4,612,697)	(28,648,538)		(51,856,528)			(4,612,697)	(28,648,538)		(51,856,528)
Total shareholders' equity	60,466,884	375,547,719		366,414,571	364,063,000	345,474,868	60,466,884	375,547,719		366,414,571
Total liabilities and shareholders' equity	$ 73,713,287	457,818,481		460,720,127			$ 60,640,412	376,625,468		367,043,618